STOCK-BASED COMPENSATION - Exercise prices and exercise periods (Details)	Sep. 30, 2022 ¥ / shares shares	Mar. 31, 2021 $ / shares shares
Exercise prices and exercise periods
Number of options	13,013,422	13,013,422
Exercise price 3.4845
Exercise prices and exercise periods
Number of options	6,133,005	6,133,005
Exercise price | (per share)	¥ 3.4845	$ 3.4845
Exercise price 6.4631
Exercise prices and exercise periods
Number of options	2,453,049	2,453,049
Exercise price | (per share)	¥ 6.4631	$ 6.4631
Exercise price 13.1344
Exercise prices and exercise periods
Number of options	4,427,368	4,427,368
Exercise price | (per share)	¥ 13.1344	$ 13.1344